26. Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Tables
Schedule of stock option activity
	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2015	77,000	$0.669	4.40	$67,414
Granted	125,500	–	–	346,280
Exercised	–	–	–	–
Cancelled	–	–	–	–
Outstanding at December 31, 2015	202,500	$2.759	5.00	413,693
Granted	313,000	–	–	329,871
Exercised	–	–	–	–
Cancelled	(31,250)	–	–	–
Outstanding at December 31, 2016	484,250	$1.132	4.69	$743,564
Granted	–	–	–	–
Exercised	(2,900)	–	–	–
Cancelled	(7,500)	–	–	(2,400)
Outstanding and exercisable at December 31, 2017	473,850	$1.132	3.85	$741,164

Schedule of unvested stock option activity

The following table summarizes the unvested stock option activity during the period from January 1, 2015 to December 31, 2017:

Number of shares
Unvested January 1, 2015	62,031
Granted	125,500
Vested	(92,844)
Cancelled	–
Unvested December 31, 2015	94,687
Granted	313,000
Vested	(266,837)
Cancelled	(31,250)
Unvested December 31, 2016	109,600
Granted	–
Vested	(99,249)
Cancelled	(7,500)
Unvested December 31, 2017	2,851

Schedule ofstock options using the Black-Scholes option-pricing model

The fair value assigned to the vested increments of these awards was estimated at the grant date of the stock options using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31, 2016	Year ended December 31, 2015

Stock price	$1.80 - $3.55	$1.25 - $4.00
Risk-free interest rate	0.94% - 2.10%	1.18% - 1.81%
Expected term (in years)	5.0	5.0
Weighted average expected stock price volatility	34.28%	71.32%
Expected dividend yield	0%	0%
Weighted average grant-date fair value of options granted	$1.0539	$2.7592